PRINCIPAL ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2016
PRINCIPAL ACCOUNTING POLICIES
Summary of Company's major VIEs and VIE's subsidiaries

Name of VIE and VIEs' subsidiaries	Date of establishment/acquisition
Shanghai Ctrip Commerce Co., Ltd. ("Shanghai Ctrip Commerce")	Established on July 18, 2000
Beijing Ctrip International Travel Agency Co., Ltd. ("Beijing Ctrip")	Acquired on January 15, 2002
Guangzhou Ctrip International Travel Agency Co., Ltd. ("Guangzhou Ctrip")	Established on April 28, 2003
Shanghai Ctrip International Travel Agency Co., Ltd. ("Shanghai Ctrip" formerly Shanghai Ctrip Charming International Travel Agency Co., Ltd.)	Acquired on September 23, 2003
Shenzhen Ctrip Travel Agency Co., Ltd. ("Shenzhen Ctrip")	Established on April 13, 2004
Ctrip Insurance Agency Co., Ltd. ("Ctrip Insurance")	Established on July 25, 2011
Shanghai Huacheng Southwest International Travel Agency Co., Ltd. ("Shanghai Huacheng" formerly Shanghai Huacheng Southwest Travel Agency Co., Ltd.)	Established on March 13, 2001
Chengdu Ctrip Travel Agency Co., Ltd. ("Chengdu Ctrip")	Established on January 8, 2007
Chengdu Ctrip International Travel Agency Co., Ltd. ("Chengdu Ctrip International")	Established on November 4, 2008
Qunar.com Beijing Information Technology Company Limited ("Qunar Beijing")	Established on March 17, 2006

Summary of consolidated balance sheet information of VIEs

	As of December 31, 2015	As of June 30, 2016
	RMB	RMB
Total assets	22,188,424,951	25,527,952,939

Less: Inter-company receivables	(3,808,937,898)	(6,356,505,306)
Total assets excluding inter-company	18,379,487,053	19,171,447,633

Total liabilities	20,998,061,568	24,045,721,119

Less: Inter-company payables	(8,572,648,210)	(11,770,282,596)
Total liabilities excluding inter-company	12,425,413,358	12,275,438,523

Summary of consolidated results of operations information of VIEs
	Six-month period ended June 30, 2015	Six-month period ended June 30, 2016
	RMB	RMB
Net revenues	2,996,244,090	3,801,338,504
Cost of revenues	993,524,538	1,213,952,528
Net loss	(152,633,420)	(53,675,461)

Schedule of property, equipment and software estimated useful lives

Building	20 - 40 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Website-related equipment	5 years
Computer equipment	3 - 5 years
Furniture and fixtures	3 - 5 years
Software	3 - 5 years

Summary of fair value of acquisition cost

	RMB	US$
Fair value of previously held equity interest(1)	21,698,582,100	3,416,184,974
Consideration paid in December 2015	10,842,783,275	1,687,067,570

Total purchase cost	32,541,365,375	5,103,252,544

(1)	Which represents fair value of purchase consideration for the initial 45% equity method investment in October 2015

Summary of purchase price allocation

RMB
Cash and cash equivalents	5,169,733,816
Advance to suppliers	1,177,437,522
Prepayments and other current assets	3,075,154,225
Long-term investments	712,967,197
Fixed assets, net	232,085,350
Other non-current assets	127,412,235
Accounts payable	(1,584,668,322)
Taxes payable	(1,028,960,573)
Short-term debts	(3,301,856,678)
Accrued expenses and other current liabilities	(4,526,855,580)
Non-current liability	(93,019,969)
Non-controlling interests	(5,282,358)

Net assets of Qunar acquired	(45,853,135)
Identifiable intangible assets—trademark and domain	8,998,429,167
Identifiable intangible assets—technology and supplier network for new products*	948,347,023
Deferred tax liabilities	(2,489,866,400)
Non-controlling interests	(17,850,614,771)
Goodwill	42,980,923,491

Total purchase consideration	32,541,365,375

Schedule of Pro Forma results
In thousands	Six-month period ended June 30, 2015
RMB
Pro-forma net revenues	6,272,985
Pro-forma net loss	(1,670,379)

Summary of components of intangible assets associated with Travelfusion acquisition

RMB
Net assets	36,936,493
Identifiable intangible assets—trademark and domain	78,058,071
Identifiable intangible assets—Business relationship	261,146,660
Identifiable intangible assets—IT Platform	5,051,377
Deferred tax liabilities	(72,293,783)
Non-controlling interests	(275,995,802)
Goodwill	687,633,024

Total purchase consideration	720,536,040

Summary of components of other income

	Six-month period ended June 30, 2015	Six-month period ended June 30, 2016
	RMB	RMB
Gain on disposal of cost method investment (Note 3)	—	141,094,189
Gain on disposal of available-for-sale investment (Note 3)	—	140,651,759
Subsidy income	17,803,446	66,136,662
Reimbursement from the depository	11,582,882	12,881,408
Gain on deconsolidation of subsidiaries	1,873,977	3,289,000
Foreign exchange losses	(10,054,336)	(60,575,556)
Bank charges	(37,907,809)	(50,624,064)
Others	13,130,209	34,919,435

Total	(3,571,631)	287,772,833